Other disclosures - Disclosure of gross exposure by stages of impairment (Details) - Home purchase loans - Spain - Gross carrying amount - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	€ 60,431	€ 61,097
With collateral
Disclosure of credit risk exposure [line items]
Financial assets	60,228	60,882
Less than or equal to 40% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	17,665	18,728
More than 40% or less than 60% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	20,089	20,720
More than 60% and less than 80% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	18,003	18,083
More than 80% and less or equal to 100% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	3,234	2,294
More than 100% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	1,237	1,057
Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	959	924
Credit impaired | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	945	908
Credit impaired | Less than or equal to 40% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	119	131
Credit impaired | More than 40% or less than 60% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	177	192
Credit impaired | More than 60% and less than 80% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	217	199
Credit impaired | More than 80% and less or equal to 100% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	167	151
Credit impaired | More than 100% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	€ 265	€ 235